Financial assets and liabilities at fair value (Details) - SEK (kr) kr in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments
Book value of financial assets	kr 357,401	kr 370,695
Book value of financial liabilities	330,373	339,457
Fair value of financial assets	358,538	367,723
Fair value of financial liabilities	330,196	339,240
Surplus value (+) /Deficit value (-), financial assets	1,137	(2,972)
Surplus value (+) /Deficit value (-) financial liabilities	(177)	(217)
Borrowing from credit institutions
Disclosure of detailed information about financial instruments
Book value of financial liabilities	3,628	7,153
Fair value of financial liabilities	3,628	7,153
Debt securities issued
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Book value of financial liabilities	314,108	319,117
Fair value of financial liabilities	313,931	318,900
Surplus value (+) /Deficit value (-) financial liabilities	(177)	(217)
Derivatives
Disclosure of detailed information about financial instruments
Book value of financial liabilities	12,637	13,187
Fair value of financial liabilities	12,637	13,187
Cash and cash equivalents
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Book value of financial assets	3,482	4,060
Fair value of financial assets	3,482	4,060
Treasuries/government bonds
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Book value of financial assets	11,525	15,048
Fair value of financial assets	11,525	15,048
Other interest-bearing securities except loans
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Book value of financial assets	41,561	57,144
Fair value of financial assets	41,561	57,144
Loans in the form of interest-bearing securities
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Book value of financial assets	51,227	54,257
Fair value of financial assets	52,519	54,877
Surplus value (+) /Deficit value (-), financial assets	1,292	620
Loans to credit institutions
Disclosure of detailed information about financial instruments
Book value of financial assets	19,009	22,145
Fair value of financial assets	19,260	21,747
Surplus value (+) /Deficit value (-), financial assets	251	(398)
Loans to the public
Disclosure of detailed information about financial instruments
Book value of financial assets	224,165	207,737
Fair value of financial assets	223,759	204,543
Surplus value (+) /Deficit value (-), financial assets	(406)	(3,194)
Derivatives
Disclosure of detailed information about financial instruments
Book value of financial assets	6,432	10,304
Fair value of financial assets	kr 6,432	kr 10,304